Identifiable Intangible Assets and Goodwill - Narrative (Details) $ in Billions	12 Months Ended
	Dec. 31, 2019 USD ($) Operating_Segment	Dec. 31, 2018 USD ($) Operating_Segment	Dec. 31, 2017 USD ($)
Finite-Lived Intangible Assets [Line Items]
Number of operating segments | Operating_Segment	3	2
Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	9 years
Finite-Lived Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense for finite-lived intangible assets | $	$ 4.7	$ 5.0	$ 4.8